UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  February 28, 2013

Item 1. Report to Stockholders.

Advantus Strategic Dividend Income Fund
Institutional Class Shares – VSDIX

Semi-Annual Report

www.advantuscapital.com	February 28, 2013

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Inception to February 28, 2013

Strategic Dividend Income Fund

By Joseph Betlej, CFA, Lowell Bolken, CFA, & Craig Stapleton, CFA, Advantus Capital Management

MARKET SECTOR UPDATE

The Advantus Strategic Dividend Income (SDI) Fund exceeded the S&P 500 Index benchmark return from inception to date ended 2/28/13.  For the since inception period (9/12/2012) through 2/28/2013, the SDI Fund returned 7.60% while the S&P 500 Index returned 6.59%.  The SDI Fund did well versus most dividend income sectors during the period, but did particularly well relative to real estate investment trusts (REITs) broadly.  In addition, dividend yield and relative volatility remain in accordance with our expectations.

Globally, macro economic conditions are mixed, while the U.S. appears to be leading the developed world with slow and steady growth.  This growth has been driven by a rebound in domestic housing, as well as the energy and technology sectors.

Equity markets in the fourth quarter of 2012 reacted somewhat negatively to fears of the fiscal cliff, and potential changes in taxation and our government leadership.  Conversely, 2013 started out with a bang, as the market apparently shrugged off concerns after the calendar year ended.

During the period, oil and gas master limited partnerships (MLPs) made a strong comeback.  After underperforming the broader equity markets for most of 2012, the MLP sector leapt out of the gate and outperformed in early 2013.  The portfolio’s MLP exposure largely performed in line with the sector, and as a result was one of the drivers for the period’s overall outperformance of the S&P 500.  Late 2012 weakness, which could be attributed to concerns of the fiscal cliff, potential of reform on MLP tax status, fatigue caused by a number of equity issuances, and lower natural gas liquids pricing, appear to have been an overreaction.  We see continued momentum in the sector, as we focus on those names with prospects for sustained distribution growth.

Utilities also experienced negative performance in 2012, attributable to concerns that the dividend tax rate could increase substantially.  Additionally, weak economic growth and energy efficiency improvements are pressuring electric load growth.  However, stocks bounced back smartly in early 2013, and the portfolio’s exposure outperformed the S&P 500 Utilities Index total return during the full period.

REITs were the largest driver for the SDI Fund’s outperformance vs. the S&P 500 during the period.  The selection of higher dividend-yielding names resulted in substantial outperformance versus the broader REIT index.  REITs overall had positive results largely due to the trailing fundamental demand for commercial real estate created by the slow growth economy of the past few years.  Tenant leasing demand has been stronger in consumer-oriented sectors such as retail, apartments and self-storage.  On the contrary, demand trends have been weaker in business-oriented sectors, such as office and industrial space.

Treasury Inflation Protected Securities (TIPS) exposure helped dampen volatility, but lagged equities as U.S. treasuries sold off.  Preferred stocks also benefitted performance.  In addition, stock picking helped portfolio performance during this time period.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

The Jeckyl and Hyde nature of the equity markets with a weak end to 2012 and a strong start to 2013 was a good test for the strategy of the SDI Fund.  By stressing sector diversification among high income equities with growth characteristics, the SDI Fund not only outperformed the S&P 500 (see above) during the period, but also experienced substantially less volatility.  As measured by the standard deviation of daily returns versus the S&P 500, the SDI Fund’s volatility, for the since inception period ended 2/28/2013  was 6.75%, as compared to 11.39% for the S&P 500.

PORTFOLIO STRATEGY

We believe that moderate domestic economic growth should continue.  In that vein, we have begun to focus on companies with greater distributable cash flow growth.  The offset here is modestly lower dividends (which should be expected to grow at a greater pace).  Our fundamental-based screening and analysis capability combined with the nimble nature of the strategy allowed us to identify small-capitalization stocks and some initial public offerings (IPOs) that provided opportunity for higher yields.  The portfolio had less exposure to covered calls as implied volatility is relatively low, resulting in low premiums available in this market opportunity.  We continue to stay within the range of our target allocations for equities.  TIPs are modestly below our target ranges as real returns are negative for these investments.

OUTLOOK

While the fiscal cliff and debt ceiling negotiations have put a damper on economic growth in the short term, the U.S. economy has continued its modest but consistent growth path.  The U.S. housing market rebound has begun to translate into improved growth in local economies.  Growth in energy production has been stimulating job growth not only in exploration and development, but also in manufacturing, which benefits from low cost sources.  Over time, household growth and manufacturing demand should help improve the outlook for utility demand.  In addition, further investment should continue in the build out of energy infrastructure (gathering and distribution) to exploit the pricing differentials between major oil and gas basins in different regions of the country.  However, we expect continued volatility for certain MLPs as the market re-calibrates for lower natural gas liquids (NGL) prices.  For REITs, continued job formation is a critical factor to demand for commercial real estate, and is necessary to continue supporting their current valuation level.

On the technical side, investors are seeking opportunities to invest in real assets that provide a current yield—they can provide significant income in a protracted low interest rate environment while providing an opportunity to hedge against future inflation.  Select MLPs, utilities and REITs are seeing their cash flow and earnings potential grow, which could lead to dividend growth.  Higher quality, high-yielding investments are increasingly rare in this era of financial repression.  We expect the portfolio’s focus on companies with potential dividend growth to help insulate it from short term volatility of the market.

The information contained herein represents the opinion of Advantus Capital Management, Inc. and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance is not a guarantee of future results.

S&P 500 Index is one of the most commonly used benchmarks for the overall U.S. stock market.  It is a market value weighted index and each stock’s weight is proportionate to its market value.

S&P 500 Utilities Index comprises those companies included in the S&P 500 Index that are classified as members of the GICS utilities sector.

Standard Deviation is a statistical measure of the historic volatility of a mutual fund or portfolio.

One cannot invest directly in an index.

Fund holdings and sector allocation are subject to change and should not be considered a recommendation to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  Investors should be aware of the risks involved with investing in a fund concentrating in a specific industry such as REITs or real estate securities.  These include risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.  Investing in small and medium-sized companies involves greater risks than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity.  The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Fund may invest in ETFs and ETNs, which are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to it net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  MLPs are subject certain risks inherent in the structure of MLPs, including complex tax structure risks, the limited ability for election or removal of management, limited voting rights, potential dependence on parent companies or sponsors for revenues to satisfy obligations, and potential conflicts of interest between partners, members and affiliates.  The fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  Writing covered calls may limit the upside potential of the underlying security and may obligate the Fund to purchase the underlying security during unfavorable market conditions.

Diversification does not assure a profit nor protect against loss in a declining market.

Must be preceded or accompanied by a prospectus.

The Advantus Strategic Dividend Income Fund is distributed by Quasar Distributors, LLC.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return (%)

Since Inception(1) to
February 28, 2013
Advantus Strategic Dividend Income Fund	7.60%
S&P 500 Index(2)	6.59%

(1)	September 12, 2012.
(2)	The Standard & Poor’s 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Expense Example (Unaudited)
February 28, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 12, 2012 – February 28, 2013).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The example below includes, but is not limited to, management fees and other Fund expenses.  However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs where included, your costs would be have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	9/12/12	2/28/13	9/12/12 – 2/28/13(1)
Actual(2)	$1,000.00	$1,076.00	$4.57
Hypothetical (5% annual return before Expenses)	$1,000.00	$1,018.75	$4.44

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period since inception of 0.95%, multiplied by the average account value over the period, multiplied by the number of days in the period since inception/365 (to reflect the one-half period).

(2)	Based on the actual returns for the period from inception through February 28, 2013 of 7.60%.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Sector Allocation (Unaudited)
February 28, 2013(1)
(% of net assets)

Top Ten Equity Holdings (Unaudited)
February 28, 2013(1)
(% of net assets)

OMEGA Healthcare Investors	3.9%
Pepco Holdings	3.9%
Senior Housing Properties Trust	3.6%
Colony Financial	3.3%
Agree Realty	3.2%
Mack-Cali Realty	3.0%
Sun Communities	2.9%
Health Care REIT	2.9%
Capstead Mortgage	2.7%
LTC Properties	2.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Schedule of Investments (Unaudited)
February 28, 2013

	Shares	Value
REIT COMMON STOCKS – 52.4%

Apartments – 1.9%
Campus Crest Communities	67,100	$841,434
Home Properties	3,400	212,228
		1,053,662
Health Care – 13.6%
Health Care REIT	24,500	1,571,430
Healthcare Trust of America, Class A	32,000	367,360
LTC Properties	35,300	1,361,521
OMEGA Healthcare Investors	76,400	2,138,436
Senior Housing Properties Trust	78,800	1,977,092
		7,415,839
Hotels – 2.0%
Hospitality Properties Trust	40,900	1,092,030

Industrial – 1.9%
STAG Industrial	48,500	1,028,685

Malls – 1.0%
Primaris Real Estate Investment Trust (a)	21,400	567,352

Manufactured Homes – 2.9%
Sun Communities	34,400	1,600,632

Mortgage – 11.9%
Capstead Mortgage	115,500	1,448,370
Colony Financial	80,100	1,774,215
MFA Financial	129,500	1,149,960
Starwood Property Trust	38,800	1,084,460
Two Harbors Investment	77,200	992,792
		6,449,797
Net Lease – 7.3%
Agree Realty	62,204	1,746,066
EPR Properties	24,300	1,185,597
Select Income REIT	36,500	1,015,065
		3,946,728
Office – 6.2%
Dundee Real Estate Investment Trust (a)	26,200	935,451
Government Properties Income Trust	28,700	759,402
Mack-Cali Realty	58,400	1,657,392
		3,352,245

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Schedule of Investments (Unaudited)
February 28, 2013

	Shares	Value
REIT COMMON STOCKS – 52.4% (Continued)

Retail – 3.7%
Amreit, Class B	15,396	$266,351
Calloway Real Estate Investment Trust (a)	8,000	226,444
Inland Real Estate	46,700	451,122
RioCan Real Estate Investment Trust (a)	39,000	1,053,236
		1,997,153
Total REIT Common Stocks
(Cost $25,801,593)		28,504,123

MASTER LIMITED PARTNERSHIPS – 14.5%

Energy – 14.5%
Access Midstream Partners	16,900	629,356
Boardwalk Pipeline Partners	24,200	642,510
Buckeye Partners	17,900	997,030
DCP Midstream Partners	23,700	962,931
Enbridge Energy Partners	27,000	748,170
Energy Transfer Partners	23,700	1,135,467
Enterprise Products Partners	9,900	561,033
MarkWest Energy Partners	3,300	188,661
Plains All American Pipeline	19,200	1,051,200
Regency Energy Partners	18,300	435,357
Summit Midstream Partners	23,700	533,724
Total Master Limited Partnerships
(Cost $7,127,099)		7,885,439

OTHER COMMON STOCKS – 14.2%

Telecommunications – 2.9%
CenturyLink	34,700	1,203,049
Verizon Communications	8,000	372,240
		1,575,289
Utilities – 11.3%
American Electric Power	14,200	664,418
Duke Energy	16,800	1,163,400
Pepco Holdings	104,200	2,114,218
PPL Corporation	23,100	711,942
TECO Energy	49,200	848,700
The Southern Company	14,100	634,641
		6,137,319
Total Other Common Stocks
(Cost $7,545,227)		7,712,608

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Schedule of Investments (Unaudited)
February 28, 2013

	Shares	Value
REIT PREFERRED STOCKS – 9.9%

Apartments – 0.0%
Essex Property Trust, Series H	600	$16,140

Hotels – 2.1%
Hersha Hospitality Trust, Series B	15,444	405,250
LaSalle Hotel Properties, Series I	21,700	542,500
Pebblebrook Hotel Trust, Series A	8,190	215,725
		1,163,475
Industrial – 0.7%
BioMed Realty Trust, Series A	15,699	397,028

Manufactured Homes – 0.6%
Equity LifeStyle Properties, Series C	11,800	310,812

Mortgage – 0.2%
Colony Financial, Series A	4,000	107,280

Office – 1.3%
Kilroy Realty, Series H	14,100	358,704
PS Business Parks, Series U	14,900	374,139
		732,843
Retail – 5.0%
CBL & Associates Properties, Series E	30,000	766,200
DDR, Series J	24,600	621,888
National Retail Properties, Series D	5,800	153,410
Saul Centers, Series C	12,000	309,720
Taubman Centers, Series J	17,900	465,400
Urstadt Biddle Properties, Series F	14,000	379,260
		2,695,878
Total REIT Preferred Stocks
(Cost $5,340,689)		5,423,456

U.S. GOVERNMENT SECURITIES – 6.6%	Par

U.S. Treasury Bonds – 6.6%
1.125%, 01/15/2021 (b)	$262,398	309,178
0.625%, 07/15/2021 (b)	509,355	581,660
2.375%, 01/15/2025 (b)	609,030	818,194
3.875%, 04/15/2029 (b)	698,330	1,139,860
2.125%, 02/15/2040 (b)	265,570	380,242
2.125%, 02/15/2041 (b)	262,113	377,831
Total U.S. Government Securities
(Cost $3,642,192)		3,606,965

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Schedule of Investments (Unaudited)
February 28, 2013

	Shares	Value
EXCHANGE TRADED FUNDS – 0.4%
PowerShares DB Commodity Index Tracking Fund (c)	6,300	$170,919
ProShares UltraShort Real Estate (c)	2,200	47,784
Total Exchange Traded Funds
(Cost $227,160)		218,703

SHORT-TERM INVESTMENT – 2.6%
First American Government Obligations, Class Z, 0.02% (d)
(Cost $1,412,172)	1,412,172	1,412,172

Total Investments – 100.6%
(Cost $51,096,132)		54,763,466
Other Assets and Liabilities, Net – (0.6%)		(335,363)
Total Net Assets – 100.0%		$54,428,103

(a)	The Portfolio held 5.1% of net assets in foreign securities at February 28, 2013.
(b)
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Non-income producing security.
(d)	Variable Rate Security – The rate shown is the rate in effect as of February 28, 2013.
REIT – Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of			Unrealized
Description	Contracts Purchased	Market Value	Settlement Month	Depreciation
CBOE Volatility Index	14	$226,100	March 2013	$(39,734)

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Statement of Assets and Liabilities (Unaudited)
February 28, 2013

ASSETS:
Investments, at value
(cost $51,096,132)	$54,763,466
Receivable for investment securities sold	588,540
Dividends & interest receivable	58,743
Variation margin receivable	10,500
Prepaid expenses	17,064
Total assets	55,438,313

LIABILITIES:
Payable for investment securities purchased	944,470
Payable to Adviser, net	19,470
Payable to affiliates	30,490
Accrued expenses	15,780
Total liabilities	1,010,210

NET ASSETS	$54,428,103

NET ASSETS CONSIST OF:
Paid-in capital	$50,712,905
Accumulated undistributed net investment income	183,218
Accumulated undistributed net realized loss on investments	(95,886)
Net unrealized appreciation on investments and translations of foreign currency	3,667,600
Net unrealized depreciation on futures contracts	(39,734)
Net Assets	$54,428,103

Shares issued and outstanding(1)	5,111,074

Net asset value, redemption price and offering price per share	$10.65

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Statement of Operations (Unaudited)
For the Period Inception Through February 28, 2013(1)

INVESTMENT INCOME:
Dividends from common stock	$851,799
Less: Foreign taxes withheld	(9,928)
Net dividend income from common stock	841,871
Distributions received from master limited partnerships	219,606
Less: return of capital on distributions	(219,606)
Net distribution income from master limited partnerships	—
Interest income	(8,586)
Total investment income	833,285

EXPENSES:
Advisory fees	137,714
Fund administration & accounting fees	36,248
Transfer agent fees	16,873
Federal & state registration fees	14,750
Custody fees	13,612
Audit fees	7,608
Compliance fees	5,746
Trustee fees	4,735
Legal fees	4,606
Postage & printing fees	3,549
Other	1,669
Total expenses before reimbursement	247,110
Less: Reimbursement by Adviser	(72,672)
Net expenses	174,438

NET INVESTMENT INCOME	658,847

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments, including foreign currency gain	50,067
Net realized loss on futures contracts	(135,591)
Net change in unrealized appreciation of investments and translations of foreign currency	3,667,600
Net change in unrealized depreciation on futures contracts	(39,734)

Net realized and unrealized gain on investments	3,542,342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,201,189

(1)	Inception date of the Fund was September 12, 2012.

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Statement of Changes in Net Assets

For The Period
Inception Through
February 28, 2013(1)
(Unaudited)
OPERATIONS:
Net investment income	$658,847
Net realized gain on investments, including foreign currency gain	50,067
Net realized loss on futures contracts	(135,591)
Net change in unrealized appreciation on
investments and translations of foreign currency	3,667,600
Net change in unrealized depreciation on futures contracts	(39,734)
Net increase in net assets resulting from operations	4,201,189

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	50,509,000
Proceeds from reinvestment of distributions	203,905
Payments for shares redeemed	—
Net increase in net assets resulting from capital share transactions	50,712,905

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(475,629)
From net realized gains	(10,362)
Total distributions to shareholders	(485,991)

TOTAL INCREASE IN NET ASSETS	54,428,103

NET ASSETS:
Beginning of period	—
End of period, including accumulated
undistributed net investment income of $183,218	$54,428,103

TRANSACTIONS IN SHARES:
Shares sold	5,090,373
Shares issued to holders in reinvestment of dividends	20,701
Shares redeemed	—
Net increase in shares outstanding	5,111,074

(1)Inception date of the Fund was September 12, 2012.

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Financial Highlights

For the Period
Inception through
February 28, 2013(1)
(Unaudited)
PER SHARE DATA:(2)

Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.13
Net realized and unrealized gain on investments
and translations of foreign currencies	0.62
Total from investment operations	0.75

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.10)
Dividends from net capital gains	—
Total distributions	(0.10)
Net asset value, end of period	$10.65

TOTAL RETURN(3)	7.60%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$54.4
Ratio of expenses to average net assets:
Before expense reimbursement(4)	1.35%
After expense reimbursement(4)	0.95%
Ratio of net investment income to average net assets:
Before expense reimbursement(4)	3.19%
After expense reimbursement(4)	3.59%
Portfolio turnover rate(3)	18%

(1)	Inception date of the Fund was September 12, 2012.
(2)	For a Fund share outstanding for the entire period.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Notes to Financial Statements (Unaudited)
February 28, 2013

1.	ORGANIZATION

Advantus Strategic Dividend Income Fund (the “Fund”) is a diversified series of Managed Portfolio Series (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The investment objective of the Fund is above average income and long-term growth of capital.  The Fund seeks to achieve its objective by investing primarily in dividend-paying equity securities, including common and preferred stocks of utilities, infrastructure-related, real estate-related and other companies.  Typically, Advantus Capital Management, Inc. (the “Adviser”) allocates 50% or more of the Fund’s total assets to real estate securities. The Fund may also invest up to 25% of its total assets in the securities of master limited partnerships (“MLPs”). In addition, the Adviser may invest in exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), Treasury inflated-protected securities (“TIPS”), and futures and may write covered calls to accomplish one or more of the following: manage inflation or volatility, increase income, or gain market exposure. The Fund commenced operations on September 12, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in Level 1.  These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, preferred stocks, ETFs, MLP’s and real estate investment trusts (“REITS”) that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily on the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Notes to Financial Statements (Unaudited) – Continued
February 28, 2013

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Derivative Instruments – Listed derivatives, including options, rights, warrants and futures that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2013:

Description	Level 1	Level 2	Level 3	Total
REIT Common Stock	$28,504,123	$—	$—	$28,504,123
Master Limited Partnerships	7,885,439	—	—	7,885,439
Other Common Stock	7,712,608	—	—	7,712,608
REIT Preferred Stock	4,880,956	542,500	—	5,423,456
U.S. Government Securities	—	3,606,965	—	3,606,965
Exchange-Traded Funds	218,703	—	—	218,703
Short-Term Investment	1,412,172	—	—	1,412,172
Total investments in securities	$50,614,001	$4,149,465	$—	$54,763,466

As of February 28, 2013, the Fund’s investments in other financial instruments* were classified as follows:

Long Futures Contracts	$(39,734)	$—	$—	$(39,734)

*
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Fund’s Schedule of Investments for additional industry information.  Transfers between levels are recognized at the end of the reporting period.  During the period ended February 28, 2013, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Notes to Financial Statements (Unaudited) – Continued
February 28, 2013

Federal Income Taxes – The Fund intends to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of February 28, 2013, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.  Tax authorities can examine all the tax returns filed since the inception of the Fund.

Security transactions, income and distributions – Security transactions are accounted for on the date the securities are purchased or sold (trade date).  Realized gains and losses are reported on a specific identified cost basis.  Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts.  Dividend and distribution income is recorded on the ex-dividend date.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method.

The Fund will make distributions of net investment income quarterly.  Any net realized long term or short term capital gains on sales of the Fund’s securities are distributed to shareholders at least annually. Distributions from net realized gains for book purposes may include short term capital gains. All short term capital gains are included in ordinary income for tax purposes. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

Distributions received from the Fund’s investments in MLPs generally are comprised of ordinary income and return of capital from the MLPs. The Fund allocates distributions between investment income and return of capital based on estimates made at the time such distributions are received.  Such estimates are based on information provided by each MLP and other industry sources.  These estimates may subsequently be revised based on actual allocations received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

Distributions received from the Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year.  The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to Fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

Futures Contracts and Options on Futures Contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange risk in the normal course of pursuing their investment objectives. The Fund uses futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or securities, an initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Notes to Financial Statements (Unaudited) – Continued
February 28, 2013

statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.  In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties.  The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur.  However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	DERIVATIVES TRANSACTIONS

The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures contracts and options on futures contracts and other derivative securities. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Average Balance Information – The average monthly market values of written options during the period ended February 28, 2013, was $0. The average monthly notional amount of long futures contracts during the period ended February 28, 2013 was $262,392.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Notes to Financial Statements (Unaudited) – Continued
February 28, 2013

Transactions in written options contracts for the period ended February 28, 2013, are as follows:

	Number of Contracts	Premiums Received
Beginning Balance	—	$—
Options written	(139)	(2,641)
Options closed
Options expired
Option exercised	139	2,641
Outstanding at February 28, 2013	—	$—

As of February 28, 2013, the Fund held 14 equity contracts for delivery in March 2013. The Fund has recorded an unrealized loss of $39,734 as of February 28, 2013 related to these contracts.

The locations on the Statement of Assets and Liabilities of the Fund’s derivative positions by type of exposure, all of which are not accounted for as hedging instruments under ASC 815, are as follows:

Values of Derivative Instruments as of February 28, 2013 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as
hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
	Net Assets –		Net Assets –
	unrealized		unrealized
	appreciation on		depreciation on
Equity Contracts – Futures*	futures contracts	$—	futures contracts	$39,734
Total		$—		$39,734

*	Includes cumulative appreciation of futures contracts as reported in Schedule of Open Futures Contracts. The current day’s variation margin is reported within the Statement of Assets & Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the period ended February 28, 2013:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as
hedging instruments under ASC 815	Futures
Equity Contracts	$(135,591)
Total	$(135,591)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as
hedging instruments under ASC 815	Futures
Equity Contracts	$(39,734)
Total	$(39,734)

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Notes to Financial Statements (Unaudited) – Continued
February 28, 2013

4.	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 0.95% of average daily net assets.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to possible reimbursement by the Fund to the Adviser within three years after the fees have been waived and/or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits. As of February 28, 2013, the Adviser did not recoup any previously waived expenses.  The Operating Expense Limitation Agreement will be in effect through at least September 11, 2013.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
8/31/2016	$72,672

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and serves as the fund accountant.  For the period ended February 28, 2013, the Fund incurred $36,248 in administration and fund accounting fees. At February 28, 2013, the Administrator was owed fees of $14,874 by the Fund.

USBFS also serves as the transfer agent to the Fund.  For the period ended February 28, 2013, the Fund incurred $8,606 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the period ended February 28, 2013, the Fund incurred $13,612 in custody fees.  At February 28, 2013, fees of $5,307 and $4,940 were owed for transfer agency (excluding out-of-pocket expenses) and custody fees, respectively, by the Fund.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS. For the period ended February 28, 2013, the Fund incurred $5,746 in compliance fees. At February 28, 2013, fees of $2,746 were owed by the Fund to the Chief Compliance Officer.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Notes to Financial Statements (Unaudited) – Continued
February 28, 2013

5.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 28, 2013, were as follows:

	Purchases	Sales
U.S. Government Securities	$3,672,632	$—
Other	$56,015,616	$6,133,107

6.	FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at February 28, 2013, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$4,086,214	$(418,880)	$3,667,334	$51,096,132

For the period ended February 28, 2013, the Fund paid the following distributions to shareholders:

Ordinary Income*	Long Term Capital Gains	Total
$478,507	$7,484	$485,991

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2013, Minnesota Life Insurance Company and Comerica Bank owned 44.5% and 29.9% of the outstanding shares of the Fund, respectively.

8.	SUBSEQUENT EVENTS

On March 27, 2013, the Fund paid an income distribution in the amount of $495,176, or $.0968389 per share.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Additional Information (Unaudited)
February 28, 2013

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on September 5-6, 2012, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and Advantus Capital Management, Inc. (“Advantus”) regarding the Advantus Strategic Dividend Income Fund (the “Fund”).  The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from Advantus and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and Advantus (“Support Materials”).  Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement.  Advantus also met with the Trustees and provided further information regarding its proposed services to the Fund, including but not limited to information regarding its investment philosophy.

In determining whether to approve the Investment Advisory Agreement between the Trust and Advantus (the “Investment Advisory Agreement”), the Trustees considered all factors they believed relevant to such determination, including the following: (1) the nature, extent, and quality of the services to be provided by Advantus; (2) the cost of the services to be provided and the profits to be realized by Advantus from services rendered to the Trust; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows, and whether the proposed advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to Advantus resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon Advantus’ presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and Advantus as will be set forth in the Investment Advisory Agreement are fair and reasonable in light of the services that Advantus will perform, the investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services to be Provided.  The Trustees considered the scope of services that Advantus will provide under the Investment Advisory Agreement, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by Advantus on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees noted Advantus’ status as wholly-owned subsidiary of Securian Financial Group, Inc.  The Trustees considered Advantus’ capitalization, its assets under management and the investment performance of the composite of accounts that Advantus advises with similar investment strategies to that of the Fund.  The Trustees also considered the investment philosophy of the portfolio managers and noted their extensive experience managing the types of investments in which the Fund will focus.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that Advantus proposed to provide to the Fund under the Investment Advisory Agreement.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Additional Information (Unaudited) – Continued
February 28, 2013

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee that the Fund will pay to Advantus under the Investment Advisory Agreement, in the amount of 0.75% of the Fund’s average annual daily net assets, as well as Advantus’ profitability analysis (12 month pro-forma) for services that Advantus will render to the Fund.  In this regard, the Trustees noted that Advantus expects to subsidize the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund.  The Trustees noted that while the management fees charged to separately managed accounts with similar investments strategies and asset levels to those projected for the Fund are generally lower than the proposed advisory fee for the Fund, Advantus has additional responsibilities with respect to the Fund including, preparation of Board and shareholder materials, that justify the higher fee.  The Trustees also noted that Advantus had contractually agreed to reduce its management fees, and, if necessary, reimburse the Fund for operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 0.95% of the Fund’s average daily net assets.  The Trustees concluded that Advantus’ service relationship with the Fund will not initially be profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses that the Fund will bear and those of funds in the same Lipper benchmark category.  While the Trustees noted that the Fund’s management fee was higher than the average management fees (after waivers) reported for the benchmark category, they also considered that the total expenses of the Institutional Class shares of the Fund were lower than the average total expenses (after waivers and expense reimbursements) reported for the benchmark category, and that average net assets of the funds comprising the benchmark category were significantly higher than the projected assets of the Fund.  While recognizing that it is difficult to compare advisory fees because the scope advisory services provided may vary from one investment adviser to another, the Trustees concluded that Advantus’ proposed advisory fee is reasonable.

Economies of Scale.  The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted that the Fund is newly organized, and that an increase in assets would mostly likely not decrease the amount of advisory services that Advantus would need to provide to the Fund.  The Trustees consequently concluded that it was not necessary to consider the implementation of fee breakpoints at the present time.  The Trustees also took into consideration the fact that Advantus had agreed to consider breakpoints in the future in response to asset growth.

Other Benefits.  The Trustees noted that Advantus intends to utilize on a limited basis soft dollar arrangements with respect to portfolio transactions, and that affiliated brokers would not be used to execute the portfolio transactions of the Fund.  The Trustees concluded that Advantus will not receive any additional financial benefits from services rendered to the Fund.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Additional Information (Unaudited) – Continued
February 28, 2013

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-824-1355.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-824-1355.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-824-1355, or (2) on the SEC’s website at www.sec.gov.

ADVANTUS STRATEGIC DIVIDEND INCOME FUND

Privacy Notice

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Advantus Capital Management, Inc.
400 Robert St. North
St. Paul, MN 55101-2098

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young, LLP.
1200 Main Street, Suite 2500
Kansas City, MO 64105

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-824-1355.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Managed Portfolio Series

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     May 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/James R. Arnold
James R. Arnold, President

Date     May 7, 2013

By (Signature and Title)*                   /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     May 7, 2013

* Print the name and title of each signing officer under his or her signature.